SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue	¥ 250	$ 434,505	¥ 3,024,934	¥ 840,695
Allowance for doubtful accounts				0	¥ 0
Accounts receivable, net		3,275		0	22,801
Deferred revenues		20,817		126,469	¥ 144,924
Revenues from product sales
Revenue	250	432,301	3,009,590	840,695
Partnership stores - material sales
Revenue	¥ 0	$ 1,808	¥ 12,586	¥ 0